Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information
Entity Registrant Name	VAPOR CORP.
Entity Central Index Key	0000844856
Document Type	S-4
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	vpco
Document Fiscal Year Focus	2015